Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
May 26, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The notional values of our derivative contracts designated as hedging instruments and derivative contracts not designated as hedging instruments are as follows:

(in millions)	May 26, 2013	May 27, 2012
Derivative contracts designated as hedging instruments:
Commodities	$18.2	$8.7
Foreign currency	20.3	19.4
Interest rate swaps	100.0	550.0
Equity forwards	24.9	21.7
Derivative contracts not designated as hedging instruments:
Equity forwards	$49.1	$50.0
Commodities	0.6	—

Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments
The fair value of our derivative contracts designated as hedging instruments and derivative contracts that are not designated as hedging instruments are as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		May 26, 2013	May 27, 2012	May 26, 2013	May 27, 2012
Derivative contracts designated as hedging instruments
Commodity contracts	(1)	$0.1	$0.3	$(0.3)	$(0.4)
Equity forwards	(1)	—	0.9	(0.6)	—
Interest rate related	(1)	1.9	3.2	—	(44.9)
Foreign currency forwards	(1)	0.6	0.5	—	—
		$2.6	$4.9	$(0.9)	$(45.3)
Derivative contracts not designated as hedging instruments
Commodity contracts	(1)	$—	$—	$—	$—
Equity forwards	(1)	—	1.9	(1.3)	—
		$—	$1.9	$(1.3)	$—
Total derivative contracts		$2.6	$6.8	$(2.2)	$(45.3)

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.

Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.
The effects of derivative instruments in cash flow hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2013	2012	2011		2013	2012	2011		2013	2012	2011
Commodity	$0.7	$(2.2)	$(0.2)	(2)	$0.4	$(1.7)	$(0.9)	(2)	$—	$—	$—
Equity	(2.8)	(0.7)	2.6	(3)	0.2	—	—	(3)	1.1	0.6	0.2
Interest rate	(10.1)	(75.2)	(12.2)	Interest, net	(8.3)	(2.9)	0.7	Interest, net	—	(0.7)	(0.5)
Foreign currency	(0.5)	0.9	(0.1)	(4)	—	0.8	0.4	(4)	—	—	—
	$(12.7)	$(77.2)	$(9.9)		$(7.7)	$(3.8)	$0.2		$1.1	$(0.1)	$(0.3)

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.

(3)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.

(4)	Location of the gain (loss) reclassified from AOCI to earnings as well as

Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivative instruments in fair value hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2013	2012	2011			2013	2012	2011
Interest rate	$(1.3)	$(0.4)	$0.2	Interest, net	Debt	$1.3	$0.4	$(0.2)	Interest, net

Not Designated As Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effects Of Derivative Instruments In Hedging Relationships
The effects of derivatives not designated as hedging instruments in the consolidated statements of earnings are as follows:

	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
(in millions)		2013	2012	2011
Commodity contracts	Cost of sales (1)	$(0.1)	$(7.9)	$0.6
Equity forwards	Cost of sales (2)	1.6	2.3	3.3
Equity forwards	Selling, general and administrative	1.4	6.0	3.3
		$2.9	$0.4	$7.2

(1)	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.

(2)	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.